Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities not Carried at Fair Value) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 271,615	$ 308,016
Total assets	2,061,751	1,955,139
LIABILITIES
Securitization liabilities at amortized cost	12,365	12,710
Subordinated notes and debentures	11,473	9,620
Total liabilities	1,946,591	1,843,068
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	266,176	295,210
Total loans, net of allowance for loan losses	949,227	877,763
Total assets	1,215,403	1,172,973
LIABILITIES
Deposits	1,266,562	1,188,585
Securitization liabilities at amortized cost	12,123	12,035
Subordinated notes and debentures	11,628	9,389
Total liabilities	1,290,313	1,210,009
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	202,667	222,699
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	63,509	72,511
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	0
Total loans, net of allowance for loan losses	0	0
Total assets	0	0
LIABILITIES
Deposits	0	0
Securitization liabilities at amortized cost	0	0
Subordinated notes and debentures	0	0
Total liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	266,176	295,209
Total loans, net of allowance for loan losses	285,070	284,280
Total assets	551,246	579,489
LIABILITIES
Deposits	1,266,562	1,188,585
Securitization liabilities at amortized cost	12,123	12,035
Subordinated notes and debentures	11,628	9,389
Total liabilities	1,290,313	1,210,009
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	202,667	222,699
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	63,509	72,510
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	1
Total loans, net of allowance for loan losses	664,157	593,483
Total assets	664,157	593,484
LIABILITIES
Deposits	0	0
Securitization liabilities at amortized cost	0	0
Subordinated notes and debentures	0	0
Total liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 0	$ 1